Summary of Fair Value of Classes of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 1,244,466	¥ 1,090,258	¥ 927,545
Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	580,982	479,239	343,226
Equity securities | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	697,427	625,850
Equity securities | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	347,828	270,150
Equity securities | Common stocks | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	511,828	440,971
Equity securities | Common stocks | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	221,988	183,611
Equity securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	185,599	184,879
Equity securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	125,840	86,539
Debt securities | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	343,842	309,835
Debt securities | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	147,941	130,323
Debt securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	229,421	203,933
Debt securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	45,887	42,754
Debt securities | Government bonds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	90,071	81,867
Debt securities | Government bonds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	54,086	47,083
Debt securities | Other | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	24,350	24,035
Debt securities | Other | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	47,968	40,486
Insurance Contracts | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	132,810	91,326
Insurance Contracts | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets		1,202
All Other | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	70,387	63,247
All Other | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	85,213	77,564
Level 1 | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	620,737	540,627
Level 1 | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	310,131	261,433
Level 1 | Equity securities | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	511,828	440,971
Level 1 | Equity securities | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	221,988	183,611
Level 1 | Equity securities | Common stocks | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	511,828	440,971
Level 1 | Equity securities | Common stocks | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	221,988	183,611
Level 1 | Debt securities | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	90,071	81,867
Level 1 | Debt securities | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	57,090	47,083
Level 1 | Debt securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 1 | Debt securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 1 | Debt securities | Government bonds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	90,071	81,867
Level 1 | Debt securities | Government bonds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	54,086	47,083
Level 1 | Debt securities | Other | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 1 | Debt securities | Other | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	3,004
Level 1 | Insurance Contracts | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 1 | Insurance Contracts | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 1 | All Other | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	18,838	17,789
Level 1 | All Other | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	31,053	30,739
Level 2 | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	575,647	507,655
Level 2 | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	222,985	177,199
Level 2 | Equity securities | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	185,599	184,879
Level 2 | Equity securities | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	125,840	86,539
Level 2 | Equity securities | Common stocks | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 2 | Equity securities | Common stocks | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 2 | Equity securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	185,599	184,879
Level 2 | Equity securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	125,840	86,539
Level 2 | Debt securities | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	253,449	227,527
Level 2 | Debt securities | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	90,851	83,240
Level 2 | Debt securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	229,421	203,933
Level 2 | Debt securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	45,887	42,754
Level 2 | Debt securities | Government bonds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 2 | Debt securities | Government bonds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 2 | Debt securities | Other | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	24,028	23,594
Level 2 | Debt securities | Other | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	44,964	40,486
Level 2 | Insurance Contracts | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	132,810	91,326
Level 2 | Insurance Contracts | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets		1,202
Level 2 | All Other | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	3,789	3,923
Level 2 | All Other | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	6,294	6,218
Level 3 | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	48,082	41,976	40,656	39,120
Level 3 | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	47,866	40,607	31,377	20,477
Level 3 | Equity securities | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Equity securities | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Equity securities | Common stocks | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Equity securities | Common stocks | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Equity securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Equity securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Debt securities | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	322	441	591	746
Level 3 | Debt securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Debt securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Debt securities | Government bonds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Debt securities | Government bonds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Debt securities | Other | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	322	441
Level 3 | Debt securities | Other | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Insurance Contracts | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Insurance Contracts | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | All Other | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	47,760	41,535	40,065	38,374
Level 3 | All Other | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 47,866	¥ 40,607	¥ 31,377	¥ 20,477